1933 Act File No. 33-26516
                                               1940 Act File No. 811-5752

                  SECURITIES AND EXCHANGE COMMISSION

                        Washington, D.C. 20549

                               Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  X
                                                                      ----

      Pre-Effective Amendment No.         ................................

      Post-Effective Amendment No.   20   ...................            X
                                   -------                            ----

                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

      Amendment No.      ................................................

                     INDEPENDENCE ONE MUTUAL FUNDS

          (Exact Name of Registrant as Specified in Charter)

    Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779

               (Address of Principal Executive Offices)

                            (412) 288-1900

                    (Registrant's Telephone Number)

                      John W. McGonigle, Esquire,

                      Federated Investors Tower,

                  Pittsburgh, Pennsylvania 15222-3779

                (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

 X immediately upon filing pursuant to paragraph (b) on _________________ pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a) (i) on pursuant to paragraph (a) (i). 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X filed the Notice required by that Rule on June 16, 1997; or intends to file the Notice required by that Rule on or about
    ____________; or during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the

   Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

                                            Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP

2101 L Street, N.W.
Washington, D.C.  20037

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933



                                                                     Proposed

Title of                                    Proposed                 Maximum

Securities               Amount             Maximum                  Aggregate            Amount of

Being                    Being              Offering Price           Offering             Registration

REGISTERED               REGISTERED         PER UNIT                 PRICE*               FEE

Shares of
beneficial
interest

(no par value)           27,553,022        $14.78                   $407,233,665          $0.00




*Registrant has elected to calculate its filing fee in the manner described in Rule 24e-2 of the Investment Company Act of 1940. The total amount of securities redeemed during the previous fiscal year was 5,743,629,556. The total amount of redeemed securities used for reductions pursuant to paragraph (a) of Rule 24e-2 or paragraph (c) of Rule 24f-2 during the current year was 5,716,076,534. The amount of redeemed securities being used for reduction of the registration fee in this Amendment is 27,553,022.

                         CONTENTS OF AMENDMENT

     This Post-Effective Amendment No. 20 to the Registration Statement of Independence One Mutual Funds is comprised of the following papers and documents:

         1.   The facing sheet to register a definite
              number of shares of beneficial interest, no par value, of Independence One Mutual Funds;

         2. The legal opinion of counsel for the Registrant, as to the legality of shares being offered; and as to the eligibility to become effective pursuant to Paragraph (b) of Rule 485; and

         3.   Signature page.

                              SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Independence One Mutual Funds certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania on the 16th day of June, 1997.

                     INDEPENDENCE ONE MUTUAL FUNDS

                  BY:  /s/ Gail Cagney
                       Gail Cagney, Assistant Secretary
                       Attorney in Fact for John F. Donahue

                       June 16, 1997

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

       NAME                            TITLE                         DATE

By:   /s/Gail Cagney

      Gail Cagney                     Attorney In Fact           June 16, 1997
      Assistant Secretary             For the Persons
                                      Listed Below

       NAME                            TITLE

Edward C. Gonzales*                   President and Treasurer
                                      (Chief Financial Officer)

Robert E. Baker*                      Trustee

Harold Berry*                         Trustee

Clarence G. Frame*                    Trustee

Harry J. Nederlander*                 Trustee

Thomas S. Wilson*                     Trustee

* By Power of Attorney